Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consisted of the following:
	September 30, 2023	December 31, 2022
	(In thousands)
Furniture and equipment	$126	$119
Less: Accumulated depreciation	(77)	(39)
Net fixed assets	$49	$80
Property and equipment consisted of the following at,
	December 31, 2022	December 31, 2021
	(In thousands)
Furniture and Equipment	$119	$80
Less: Accumulated depreciation	(39)	(6)
Net Fixed Assets	$80	$74